CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
REVENUE	$ 441.3	$ 414.8	$ 460.3
Cost of sales	(332.7)	(321.4)	(356.3)
Gross profit	108.6	93.4	104.0
Distribution costs	(9.3)	(7.8)	(7.9)
Administrative expenses	(58.9)	(50.8)	(52.6)
Share of results of joint ventures and associates	0.1	0.5	(1.2)
TRADING PROFIT	40.5	35.3	42.3
Profit on sale of redundant site	0.4	2.1	0.0
Changes to defined benefit pension plans	0.0	0.6	18.0
Restructuring and other expense	(21.6)	(2.2)	(22.4)
OPERATING PROFIT	19.3	35.8	37.9
Other income / (expense):
Net gain / (loss) on acquisitions and disposals	1.3	0.2	(2.0)
Finance income:
Interest received	0.5	1.2	0.5
Finance costs:
Interest costs	(7.2)	(6.8)	(7.4)
IAS 19R retirement benefits finance charge	(1.8)	(2.1)	(3.0)
Unwind of discount on deferred contingent consideration from acquisitions	(0.2)	(0.4)	(0.4)
Total finance costs	(9.2)	(9.3)	(10.8)
PROFIT ON OPERATIONS BEFORE TAXATION	11.9	27.9	25.6
Income tax expense	(0.4)	(6.0)	(9.5)
NET INCOME FOR THE YEAR	11.5	21.9	16.1
Net income for the year attributable to equity shareholders	$ 11.5	$ 21.9	$ 16.1
Basic
Unadjusted (in USD per share)	$ 0.43	$ 0.83	$ 0.60
Diluted
Unadjusted (in USD per share)	$ 0.43	$ 0.82	$ 0.59